Schedule of Contract Provisions Related to Contractholder Funds (Detail)	12 Months Ended
	Dec. 31, 2018
Immediate annuities
Policyholder Contract Deposits By Product [Line Items]
Percentage of fixed annuities subject to market value adjustment for discretionary withdrawals	0.00%
Other fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Percentage of fixed annuities subject to market value adjustment for discretionary withdrawals	0.00%
Minimum | Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
PolicyholderContractDepositsInterestRateAssumptions	1.70%	[1]
Minimum | Immediate annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds, interest rate assumptions (as a percent)	0.00%
Minimum | Other fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds, interest rate assumptions (as a percent)	1.00%
Minimum | Equity-indexed life
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds, interest rate assumptions (as a percent)	0.00%
Minimum | Other Life Insurance [Member]
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds, interest rate assumptions (as a percent)	2.30%
Maximum | Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
PolicyholderContractDepositsInterestRateAssumptions	10.30%	[1]
Maximum | Immediate annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds, interest rate assumptions (as a percent)	9.00%
Maximum | Other fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds, interest rate assumptions (as a percent)	5.00%
Maximum | Equity-indexed life
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds, interest rate assumptions (as a percent)	10.00%
Maximum | Other Life Insurance [Member]
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds, interest rate assumptions (as a percent)	5.10%

[1]	In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with Prudential.